[DECHERT LLP LETTERHEAD]

June 6, 2007

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Russell Investment Company (File Nos. 002-71299 and 811-3153)

Dear Sir or Madam:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, please find attached a preliminary proxy statement and form of proxy for a Special Meeting of Shareholders of each of Equity I Fund, Equity II Fund, Equity Q Fund, Tax-Managed Large Cap Fund, Tax-Managed Mid & Small Cap Fund, International Fund, Emerging Markets Fund, Fixed Income I Fund, Fixed Income III Fund, Money Market Fund, Diversified Equity Fund, Special Growth Fund, Quantitative Equity Fund, International Securities Fund, Real Estate Securities Fund, Short Duration Bond Fund, Multistrategy Bond Fund, Tax Exempt Bond Fund, US Government Money Market Fund, Tax Free Money Market Fund, Select Growth Fund, Select Value Fund, Global Equity Fund, Equity Growth Strategy Fund, Growth Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund, Conservative Strategy Fund, Tax-Managed Global Equity Fund, Diversified Bond Fund, 2010 Strategy Fund, 2020 Strategy Fund, 2030 Strategy Fund, 2040 Strategy Fund and Russell Multi-Manager Principal Protected Fund, series of Russell Investment Company (“Trust”), to be held on October 3, 2007 (“Meeting”). Definitive copies of the proxy statement, form of proxy, and other soliciting materials are expected to be mailed starting on or about July 26, 2007.

The Meeting is being held for the purpose of seeking Shareholder approval to:

1.	Elect eight members of the Board of Trustees of the Trust;

2.	Approve certain changes to the Liquidation Provision of the Amended and Restated Master Trust Agreement of the Trust;

3.	Approve certain changes to the Reorganization Provision of the Amended and Restated Master Trust Agreement of the Trust;

4.	Approve a change in status of the Real Estate Securities Fund from a “diversified company” to a “non-diversified company”;

5.	Approve the Liquidation of US Government Money Market Fund; and

6.	Approve the Liquidation of Tax Free Money Market Fund.

No fee is required in connection with this filing. Should you have any questions or comments, please contact John V. O’Hanlon at 617.728.7111 or the undersigned at 617.728.7155.

Sincerely,

/s/ Joshua A. Weinberg
Joshua A. Weinberg

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